3. EQUIPMENT	3 Months Ended
Mar. 31, 2017
Property, Plant and Equipment [Abstract]
EQUIPMENT

At March 31, 2017 and December 31, 2016, property and equipment, net, is as follows:

	As of March 31, 2017	As of December 31, 2016
Automobile	$41,805	$41,805
Laboratory Equipment	40,698	39,310
Office Equipment	6,466	6,466
Less: Accumulated Depreciation	(40,239)	(35,963)
Total Property and Equipment, net	$48,730	$51,618

Depreciation expense for the three months ended March 31, 2017 and 2016 was $4,276 and $4,185, respectively